Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Minimum Lease Payments and Sublease Receipts Under the Lease Agreements

As of December 31, 2017, future minimum lease commitments under the above mentioned operating leases, together with sublease income, are as follows (in thousands):

	Operating Leases	Sublease Income	Net
Year ended December 31, 2018	$748	$(187)	$561
Year ended December 31, 2019	777	(194)	583
Year ended December 31, 2020	201	(50)	151

Total	$1,726	$(431)	$1,295